SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Ordinary Share (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator: [Abstract]
Allocation of net income, as adjusted	$ (20,851,423)	$ 23,194,905
Class A Ordinary Shares [Member]
Net Loss Per Ordinary share [Abstract]
Antidilutive securities excluded from computation of loss per share (in shares)		29,600,000
Numerator: [Abstract]
Allocation of net income, as adjusted		$ 18,555,924	$ (17,023,763)
Denominator: [Abstract]
Weighted average shares outstanding, basic (in shares)	21,660,759	27,600,000	21,660,759
Weighted average shares outstanding, diluted (in shares)	21,660,759	27,600,000	21,660,759
Basic net income per ordinary share (in dollars per share)	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ (0.79)	$ 0.67	$ (0.79)
Class B Ordinary Shares [Member]
Numerator: [Abstract]
Allocation of net income, as adjusted		$ 4,638,981	$ (3,827,660)
Denominator: [Abstract]
Weighted average shares outstanding, basic (in shares)	4,870,253	6,900,000	4,870,253
Weighted average shares outstanding, diluted (in shares)	4,870,253	6,900,000	4,870,253
Basic net income per ordinary share (in dollars per share)	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ (0.79)	$ 0.67	$ (0.79)